UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2009

Date of reporting period:	10/31/2008

Item 1.	Schedule of Investments

Jennison 20/20 Focus Fund

Schedule of Investments

as of October 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS
Beverages 2.2%
452,900	PepsiCo, Inc.	$25,819,829

Biotechnology 8.4%
479,900	Celgene Corp.(a)	30,838,374
372,800	Genentech, Inc.(a)	30,920,032
768,600	Gilead Sciences, Inc.(a)(b)	35,240,310

		96,998,716

Capital Markets 1.9%
1,116,400	Charles Schwab Corp. (The)	21,345,568

Chemicals 2.4%
308,800	Monsanto Co.	27,477,024

Commercial Services & Supplies 1.8%
662,400	Waste Management, Inc.	20,686,752

Communications Equipment 6.3%
1,214,900	Cisco Systems, Inc.(a)	21,588,773
854,200	QUALCOMM, Inc.	32,681,692
353,900	Research In Motion Ltd.(a)(b)	17,847,177

		72,117,642

Computers & Peripherals 1.2%
126,300	Apple, Inc.(a)	13,588,617

Consumer Finance 3.0%
3,217,200	SLM Corp.(a)(b)	34,327,524

Diversified Consumer Services 5.9%
2,142,200	Career Education Corp.(a)	33,868,182
1,736,200	H&R Block, Inc.(b)	34,237,864

		68,106,046

Energy Equipment & Services 2.3%
510,000	Schlumberger Ltd.	26,341,500

Food & Staples Retailing 2.0%
741,600	CVS Caremark Corp.	22,730,040

Food Products 5.4%
892,032	Cadbury PLC (United Kingdom)(ADR)	32,987,343
1,675,600	ConAgra Foods, Inc.	29,188,952

		62,176,295

Healthcare Equipment & Supplies 5.1%
247,900	Alcon, Inc.	21,844,948
612,400	Baxter International, Inc.	37,044,076

		58,889,024

Household Products 2.0%
367,100	Colgate-Palmolive Co.	23,039,196

Independent Power Producers & Energy Traders 3.1%
1,511,300	NRG Energy, Inc.(a)(b)	35,137,725

Insurance 2.8%
3,383,150	XL Capital Ltd. (Class A Stock)(b)	32,816,555

Internet & Catalog Retail 2.2%
447,000	Amazon.com, Inc.(a)(b)	25,586,280

Internet Software & Services 3.8%
88,700	Google, Inc. (Class A)(a)	31,875,232
716,300	IAC/InterActiveCorp(a)(b)	12,005,188

		43,880,420

IT Services 2.9%
607,400	Visa Inc. (Class A)(b)	33,619,590

Life Sciences Tools & Services 2.3%
662,000	Thermo Fisher Scientific, Inc.(a)	26,877,200

Media 3.9%
1,889,400	Comcast Corp. (Class A)	29,776,944
45,164,840	Sirius XM Radio, Inc.(a)(b)	15,265,716

		45,042,660

Metals & Mining 4.2%
1,755,100	Century Aluminum Co.(a)(b)	22,061,607
892,500	Freeport-McMoRan Copper & Gold, Inc.(b)	25,971,750

		48,033,357

Multi-Utilities 2.6%
708,400	Sempra Energy	30,170,756

Oil, Gas & Consumable Fuels 8.8%
1,132,000	Southwestern Energy Co.(a)(b)	40,321,840
994,600	Suncor Energy, Inc.	23,790,832
1,762,100	Williams Cos., Inc. (The)(b)	36,951,237

		101,063,909

Pharmaceuticals 5.1%
538,900	Abbott Laboratories	29,720,335

1,992,312	Schering-Plough Corp.	28,868,601

		58,588,936

Software 3.7%
507,000	Adobe Systems, Inc.(a)	13,506,480
2,284,400	Symantec Corp.(a)(b)	28,737,752

		42,244,232

Wireless Telecommunication Services 3.3%
1,476,100	NII Holdings, Inc.(a)	38,024,336

	Total long-term investments (cost $1,374,629,988)	1,134,729,729

SHORT-TERM INVESTMENT 21.4%
Affiliated Money Market Mutual Fund

246,755,569	Dryden Core Investment Fund - Taxable Money Market Series (cost $246,755,569; includes $225,931,989 of cash collateral received for securities on loan)(c)(d)	246,755,569

	Total Investments 120.0% (cost $1,621,385,557)(e)	1,381,485,298

	Liabilities in excess of other assets (20.0%)	(230,257,165)

	Net Assets 100.0%	$1,151,228,133

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non–income producing security.
(b)	All or portion of a security on loan. The aggregate market value of such securities is $186,281,633; cash collateral of $225,931,989 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of October 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,642,179,257	$50,908,776	$(311,602,735)	$(260,693,959)

The difference between the book and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,381,485,298	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,381,485,298	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2008 and October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 19, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 19, 2008

*	Print the name and title of each signing officer under his or her signature.